Inventories (Details Narrative) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Raw Materials Writedown Provision	€ 71,325		€ 29,751
Work In Progress Writedown Provision	62,452		15,096
Inventory gross	233,657		173,260
Current inventories	95,201		124,098
Inventory Writedown Provision	6,200		7,600
Finished goods writedown	4,300		4,000
Work In Process Writedown Provision	1,500		3,300
Purchased goods writedown	400		300
Cost Of Inventories	110,000	€ 12,100
Cost Of Inventories Write Offs	97,000	4,400
Release of write downs income	3,500
Write Downs Expense		3,100
COVID VLA2001 [member]
IfrsStatementLineItems [Line Items]
Raw Materials Writedown Provision	71,300		29,800
Work In Progress Writedown Provision	60,600		€ 11,800
Inventory gross	188,400
Current inventories	56,500
Cost Of Inventories	€ 100,600	€ 1,300